Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Interest expense derived from related parties			$ 76,000
Accounts receivable	$ 14,600,000	$ 13,500,000	14,000,000
Accounts payable	7,095,000	8,083,000
Donations			800,000
Related Party Transactions [Member]
Related Party Transactions [Line Items]
Other expenses	730,000	690,000
Leases	492,000
Consulting services	97,000
Others	532,000
Outstanding liabilities		13,090
Purchases of goods and services	22,300,000	19,100,000	15,900,000
Sales of goods	2,400,000	4,500,000	8,000,000
Purchases of goods and services	531,000	478,000	1,034.000
Donations	900,000	1,140,000
Pracaps [Member]
Related Party Transactions [Line Items]
Accounts payable	$ 7,100,000	$ 8,100,000	$ 6,100,000